Significant Accounting Policies	12 Months Ended
May 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries and schools. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholders, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, economic lives and impairment of property and equipment, impairment of goodwill, impairment of intangible assets, impairment of long-term investments, fair value of long-term available-for-sale investments, allowance for doubtable accounts, mezzanine equity and etc. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash represents Renminbi (“RMB”) deposit in bank accounts as deposits for establishing new subsidiaries and schools. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short-term investments

The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidated statements of operations.

Allowance for doubtful accounts

Accounts receivable represents amounts due from corporate customers of the Group’s various subsidiaries and schools. The Group provides allowance for doubtful accounts based on historical collection experience and a review of the current status of accounts receivable and other receivable. Accounts receivable and other receivable are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2017	2018
	US$	US$
Beginning balance	1,210	1,180
Charge during the year	486	576
Written-off	(516)	(357)

Ending balance	1,180	1,399

Inventory

Inventory mainly consists of books. Inventory is stated at the lower of cost or net realizable value.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Construction in progress

The Group constructs certain of its property and equipment. Construction in progress represents the costs incurred in connection with the construction of property and equipment. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location and in the condition necessary for its intended use. Depreciation is recorded at the time the assets are ready for intended use.

Land use rights

Land use rights are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificate, from 38.5 years to 50 years.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on long-lived assets during the years ended May 31, 2016, 2017 and 2018.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In order to test goodwill for impairment, the Group first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recorded nil, US$1,682 and nil impairment losses during the years ended May 31, 2016, 2017 and 2018, respectively.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

(a)	Cost Method Investments

For investee companies over which the Group does not have significant influence nor control through investment in common shares or in-substance common shares and which do not have readily determinable fair value, the Group carries the investment at cost and recognizes as income any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimates the fair value of these investee companies based on the discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group did not record any impairment losses on its cost method investments during the years ended May 31, 2016, 2017 and 2018.

(b)	Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments, where the Group holds more than 50% equity interest, the Group may only have significant influence but not have control over the investees. For certain investments, where the Group hold less than 20% equity or voting interest, the Group may also have significant influence. Equity method is also used to account for these investments.

Under the equity method, the Group initially records its investments at cost and subsequently recognizes its proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which depends on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company recorded nil impairment losses on its equity method investment during the years ended May 31, 2016, 2017 and 2018.

(c)	Available-for-sale Investments

For investments in investees’ preferred shares which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are recorded in accumulated other comprehensive income. Realized gains or losses, and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Company recorded nil, US$2,338 and US$980 impairment losses on its available-for-sale investments during the years ended May 31, 2016, 2017 and 2018, respectively.

Non-controlling interests and redeemable non-controlling interests

The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to minority shareholders of the consolidated affiliated company are classified separately as “non-controlling interests” in the Company’s consolidated statements of operations.

Non-controlling interests in subsidiaries that are redeemable outside of the Company’s control for cash or other assets are classified outside of permanent equity at the redemption value. If the redemption event is probable to occur, the Company adjusts the redeemable non-controllinginterests to the redemption value on each balance sheet date with the changes recognized as an adjustment to retained earnings, or in the absence of retained earnings, as an adjustment to additional paid-in capital.

Value added tax (“VAT”)

Pursuant to the PRC tax laws, in case of any product sales, generally the VAT rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. Most of the subsidiaries of the Company are deemed as general VAT payers for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Such VAT Pilot Program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Business in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC. Implementation of the Pilot Program, the new enrollment system development services and other operating services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s non-academic educational programs and services in short-term language training schools which were previously subject to business tax are now subject to a VAT rate of 3%.

Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. Most of the Group’s entities are deemed as general VAT payers for the sales of books and teaching materials and the intercompany sales of self-developed software. Therefore, for general VAT payer, VAT on sales is calculated at 16% on revenue from product sales and paid after deducting input VAT on purchases since May 1, 2018.

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, VAT and refunds. Business tax and VAT amounted to US$52,993 for the year ended May 31, 2016. Subsequent to May 2016, the Group no longer incurred business taxes. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, pre-school education, primary and secondary school education and online education. Tuition is generally paid in advance and is initially recorded as deferred revenue. Revenue is recognized proportionately as the instruction is delivered over the period of the course for the course fees collected for enrollment in the language training and test preparation courses and online education or ratably over the corresponding academic year for the school fees collected for enrollment in the pre-school education and primary and secondary school education, and is reported net of business taxes, VAT and refunds. Students are entitled to a short term trial period which commences on the date the course begins. Refunds are provided to students if they decide within the trial period that they no longer want to take the course. After the trial period, if a student withdraws from a class, usually only those collected but unearned portion of the fee is available to be returned. Refunds have been insignificant for the years ended May 31, 2016, 2017 and 2018.

(b)	Other services

Other service revenues are primarily derived from consulting services to students regarding overseas studies and study tours. Revenue is recognized upon meeting the following criteria after a contract is signed, the price is fixed or determinable, services are delivered and collection is reasonably assured.

(c)	Books

The Group sells books or other educational materials developed or licensed by the Group either through its own distribution channels or through third party distributors. Revenue from sales of books and other educational materials is recognized when the products are sold to the end customers. The Group provides books and other educational materials that are required for its courses and does not separately charge students for these items.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

The Group expenses advertising costs as they incurred. Total advertising expenses were US$39,753, US$41,498 and US$55,936, for the years ended May 31, 2016, 2017 and 2018, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$494, US$1,325 and US$2,945, for the years ended May 31, 2016, 2017 and 2018, respectively.

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries and the VIEs located in the PRC are maintained in their local currency, the RMB, which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in United Kingdom are maintained in their local currency, the Great Britain Pound (“GBP”), which is the functional currency of these entities. The financial records of the Company’s subsidiary located in Australia are maintained in its local currency, the Australian Dollar (“AUD”), which is the functional currency of the entity. All financial records of the other entities are maintained in U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$762,895 and US$989,070 as of May 31, 2017 and 2018, respectively.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivable, amount due from/to related parties, long-term investment due within one year, available-for-sale investments, accounts payable and income tax payable. Available-for-sale investments are carried at fair value. The carrying amounts of cash and cash equivalents, restricted cash, term deposits, short-term investments, long-term investment due within one year, accounts receivable, amount due from/to related parties, accounts payable and income tax payable approximate their fair values due to the short-term maturities of these instruments.

Net income per share

Basic net income per share is computed by dividing net income attributable to the holders of common shareholders by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. The Group has share option and non-vested equity shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options and non-vested equity shares is computed using the treasury stock method. The effect of mezzanine equity is computed using the if-converted method.

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities, net of operating loss carry forwards and credits, by applying enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the tax authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expenses.

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expenses net of forfeitures on a straight-line basis over the requisite service period, with a corresponding addition to paid-incapital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s common shares to measure the fair value of non-vested equity shares (“NES”) granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expenses recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The forfeitures are recognized based on the estimated forfeitures rate, upon the adoption of ASU 2016-09 on June 1, 2017, they are recognized as they occur.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments and accounts receivable. As of May 31, 2018, substantially all of the Group’s cash and cash equivalents, term deposits, restricted cash and short-term investments were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in the fiscal years 2016, 2017 and 2018, respectively.

Recent accounting pronouncements adopted

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Group adopted this ASU on June 1, 2017 and has elected to account for forfeitures as they occur rather than applying an estimated forfeiture rate to share-based compensation expenses on a prospective basis. The adoption did not have a material impact on the Group’s financial position or results of operations. However, the retrospective application of cash paid for employee taxes on withheld shares from share-based awards resulted in a US$6,419 and US$4,557 reclassification of these cash outflows from operating activities to financing activities on the consolidated statements of cash flows for the years ended May 31, 2016 and 2017, respectively.

In March 2016, the FASB issued ASU No. 2016-07, simplifying the Transition to the Equity Method of Accounting. The amendments eliminate the requirement that when an investment qualified for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previous held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increase in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group adopted this ASU on June 1, 2017 and determined it had no impact on its consolidated financial statements as of May 31, 2018.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing.” ASU 2016-10 clarifies the following two aspects of ASU 2014-09:identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.

The Group expects to adopt ASU 2014-09 utilizing the modified retrospective method in the first quarter of fiscal year 2019. The Group has substantially completed the assessment of the impacts of the new standard to its existing portfolio of customer contracts. The Group does not believe the adoption of ASU 2014-09 would have a material effect on its current revenue recognition policies, except that it will be required to assess variable consideration included in its consulting service related to overseas study over the expected service period. The Group has also identified a provision under the new standard in relation to the incremental cost, commission fees, of obtaining a contract and will make judgments and estimates throughout the applicable periods. Certain additional financial statement disclosure are mandated by the new standard including disclosure of contract assets and contract liabilities as well as a disaggregated view of revenue.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group will apply the new standard in the first quarter of fiscal year 2019. For investments in equity securities without readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. For investments in equity securities with readily determinable fair values, the Group will elect to account them at fair value change through earnings. The Group anticipates that the adoption of ASU 2016-01 may increase the volatility of its other income / expenses, as a result of the remeasurement of the equity securities upon the occurrence of observable price change.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This Accounting Standards Update affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU on update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group expects the adoption of this new ASU will change the presentation of restricted cash on the statement of cash flow.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Determination of Business. The Update requires that when substantially all of the fair value of the gross assets acquired (or dispose of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU on update (1) required that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim period within those periods. Early adoption of the amendments in this Update is allowed. The amendments in this Update should be applied prospectively on or after the effective date. No disclosure are required at transition. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this ASU on update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.